Note 10 - Commitments and Contingencies (Details Textual)								3 Months Ended		12 Months Ended		14 Months Ended	21 Months Ended
	Feb. 16, 2018 USD ($) $ / shares shares	Oct. 17, 2017 USD ($) $ / shares shares	Oct. 17, 2016 USD ($) a $ / shares $ / item shares	Dec. 01, 2014 USD ($)	Oct. 04, 2014 USD ($)	Jul. 31, 2014 USD ($) a	Mar. 25, 2014 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Dec. 12, 2017 $ / shares	Dec. 04, 2017 a	Sep. 30, 2015 $ / shares	Jan. 14, 2015 USD ($) a
Area of Land | a						5									5
Payments to Acquire Land Held-for-use						$ 2,250,809
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 3.42		$ 3.68	$ 6.19	$ 6.19	$ 6.19			$ 8.92
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Security Deposit								$ 3,110		$ 3,110	$ 3,110	$ 3,110	$ 3,110
Operating Leases, Office Space [Member]
Operating Leases, Rent Expense, Net										35,610	35,145
Operating Leases, Monthly Payment								1,845		2,920
Security Deposit										3,110
Operating Leases, Automobile [Member]
Lessee, Operating Lease, Term of Contract					3 years 90 days
Operating Leases, Rent Expense, Net										7,390	7,483
Operating Leases, Monthly Payment					$ 611
Additional Paid-in Capital [Member]
Warrants Issued During Period, Value, Sale Leaseback Transaction			$ 1,972,966
Stock Issued During Period, Value, Sale Leaseback Transaction			73,000
Warrants Issued for Lease Amendment [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.50
Subsequent Event [Member] | Warrants Issued for Lease Amendment [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	50,000	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.50	$ 1.50
Sale Leaseback to MMP [Member]
Payments to Acquire Land			$ 925,000
Lessee, Operating Lease, Term of Contract			50 years
Lessee Leasing Arrangements, Operating Leases, Number of Renewal Periods			4
Lessee, Operating Lease, Renewal Term			10 years
Sale Leaseback Transaction, Monthly Rental Payments			$ 30,000
Sale Leaseback Transaction, Monthly Rental Payments, Per Square Foot | $ / item			0.38
Sale Leaseback Transaction, Monthly Rental Payments, Percentage of Gross Monthly Sales			1.50%
Sale Leaseback Transaction, Monthly Rental Payments, Adjustment Period			5 years
Sale Leaseback Transaction, Period Available to Obtain Capital Funding for Construction of the First Phase Building		1 year 120 days	180 days
Sales Leaseback Transaction, Amount of Capital Funding to Obtain For Construction of the First Phase Building		$ 2,600,000	$ 2,600,000
Sale Leaseback Transaction, Additional Period Available to Obtain Capital Funding for Construction of the First Phase Building			180 days
Sale Leaseback Transaction, Period Unable to Obtain Capital Funding for Construction of the First Phase Building, After Which the Arrangement Will Terminate			1 year
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			3,640,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1											$ 1
Sale Leaseback Transaction, Discount to the Purchase Price, Monthly Reduction in Payments			$ 1,542
Stock Issued During Period, Shares, Sale Leaseback Transaction | shares			100,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Sale Leaseback to MMP [Member] | Warrant [Member]
Fair Value Assumptions, Risk Free Interest Rate			1.12%
Fair Value Assumptions, Expected Term			4 years
Fair Value Assumptions, Expected Volatility Rate			115.00%
Sale Leaseback to MMP [Member] | Subsequent Event [Member]
Sale Leaseback Transaction, Period Available to Obtain Capital Funding for Construction of the First Phase Building	1 year 180 days	1 year 120 days
Sales Leaseback Transaction, Amount of Capital Funding to Obtain For Construction of the First Phase Building	$ 2,600,000	$ 2,600,000
Investment Relations Consulting Agreement [Member]
Monthly Consulting Services Payment				$ 4,000
Massachusetts Land Purchase [Member]
Area of Land | a			52.6														52.6
Deposits on Land																	$ 100,000
Land, Selling Price			$ 4,475,000									4,325,000
Payments to Acquire Land												$ 725,000	$ 925,000
Land Purchase, Previous Payments Credited Against the Total Purchase Price			925,000
Payments to Acquire Land Held-for-use			$ 3,550,000
Operating Leases, Rent Expense, Net								$ 108,625	$ 98,852	$ 506,765	$ 0
Chief Executive Officer [Member]
Officer Employment Agreement, Initial Term							3 years
Chief Executive Officer [Member] | Officer Employment Agreement [Member]
Officer Employment Agreement, Time Devoted, Percentage							50.00%
Officer Employment Agreement, Monthly Payment							$ 12,000